Contract Liabilities (Details) - Schedule of Revenue Recognised included in the Contract Liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue Recognised Included in the Contract Liabilities [Abstract]
Amount of revenue recognised in the respective reporting periods that was included in the contract liabilities at the beginning of the reporting period	¥ 16,245	¥ 20,960	¥ 20,821